May 1, 2013
VIA EDGAR
The United States Securities
 and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject:	Nationwide Variable Account-12 Nationwide Life Insurance Company SEC File No. 333-178057 CIK No. 0001173507
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account-12 (the "Variable Account") and Nationwide Life Insurance Company, we certify that the form of prospectus which would have filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 3 to the Registration Statement for the Company and the Variable Account which became effective May 1, 2013.
Please contact the undersigned at (614) 249-8782 with any questions regarding this filing.
Very truly yours,
Nationwide Life Insurance Company
/s/ Jamie Ruff Casto
Jamie Ruff Casto
Managing Counsel
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies